Document and Entity Information	Apr. 22, 2021
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $1.00 per share
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Central Index Key	0000277509
Entity Registrant Name	Federal Signal Corporation
Document Period End Date	Apr. 22, 2021
Amendment Flag	false
Entity File Number	001-6003
Entity Tax Identification Number	36-1063330
Entity Address, Address Line One	1415 W. 22nd Street
Entity Address, City or Town	Oak Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	630
Local Phone Number	954-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	FSS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false